Trade and Other Payables - Summary of Trade and Other Current Payables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	¥ 3,248,066	$ 457,242	¥ 2,356,574
Bottom of range [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Trade payables settlement term	60 days
Top of range [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Trade payables settlement term	90 days
Joint ventures [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	¥ 4,000	600	36,300
Other related parties [member]
Disclosure Of Detailed Information About Trade And Other Payables [line items]
Bills payable	¥ 435,300	$ 61,300	¥ 192,600